LEASES	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
LEASES

9  Leases

The Company entered into operating leases for computer peripherals and office properties in Malaysia and Indonesia. The leases in Malaysia included an option to renew for a one year term. None of the renewal options have been included in the measurement of the leases.

The Company also entered into finance lease for computer peripherals.

Right-of-use assets and lease liabilities, as of December 31, 2022 and 2021, are as follows:

	Financial Statement	December 31,
	Line Items	2022	2021
		US$	US$

Right-of-use assets:
Operating lease	Right-of-use assets	342,432	116,777
Finance lease	Equipment and software, net	-	64,991
Total right-of-use assets		342,432	181,768

Lease liabilities:
Current liabilities
Operating lease	Current portion of lease liabilities	174,061	117,203
Finance lease	Accounts payable, accruals and other payables	-	38,437
		174,061	155,640

Non-current liabilities
Operating lease	Other payables	158,895
Finance lease	Other payables	-	23,758
		158,895	179,398

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9	Leases (Continued)

The components of lease costs are as follows:

	Years ended December 31,
	2022	2021
	US$	US$

Operating lease costs	1,168,188	1,292,634
Short-term lease costs	80,217	72,931
Finance lease costs:
Depreciation	2,938	35,651
Interest on finance lease liabilities	406	5,801
Total lease costs	1,251,749	1,407,017

Other information related to leases is as follows:

December 31,
2022
US$

Weighted Average Remaining Lease Term
Operating lease	16.2
Finance lease	N/A
Weighted Average Discount Rate
Operating lease	8.6%
Finance lease	N/A

Cash flows related to leases are as follows:

	Years ended December 31,
	2022	2021
	US$	US$

Cash flows from operating activities:
Payments for operating lease liabilities	172,711	176,408
Cash flows from financing activities:
Principal payments on finance lease obligation	61,048	35,434
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	376,428	240,569

Future minimum lease payments under non-cancelable operating leases as of December 31, 2022 are as follows:

Operating lease
US$

For the year ending December 31,
2022	197,616
2023	164,681
362,297
Less: imputed interest	(29,341)
Total lease liabilities	332,956

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS